Related Parties - Narrative (Details) - EUR (€)		12 Months Ended
	Dec. 18, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Derivative fair value		€ 505,000,000
Unearned premiums		€ 1,943,007	€ 2,088,500
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company		6.63%
Blackrock inc.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company		5.17%
La Caixa
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company		5.01%
DTS
Disclosure of transactions between related parties [line items]
Investments in joint ventures			€ 7,000,000
Turnover		€ 8,000,000
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company		0.66%	0.67%
Collateral guarantees on derivatives		€ 222,000,000	€ 314,000,000
Receipt of services		2,000,000	5,000,000
La Caixa
Disclosure of transactions between related parties [line items]
Collateral guarantees on derivatives		51,000,000	50,000,000
Receipt of services		9,000,000	4,000,000
Global Dominion Access Group
Disclosure of transactions between related parties [line items]
Receipt of services			23,000,000
Inditex Group
Disclosure of transactions between related parties [line items]
Receipt of services			36,000,000
China Unicom Broadband Online Limited Corp.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	55.00%
Derivative instruments | BBVA
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument		21,749,000,000	18,047,000,000
Derivative fair value		390,000,000	988,000,000
Collateral guarantees on derivatives		286,000,000	240,000,000
Derivative instruments | La Caixa
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument		404,000,000	392,000,000
Derivative fair value		€ (28,000,000)	€ (35,000,000)
DTS
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	45.00%